Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Debt and Credit Agreements - Schedule of Debt Maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 2,153
2023	864
2024	817
2025	1,322
2026	1,611
Thereafter	25,888
Total	32,655
Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
2022	1,150
2023	0
2024	0
2025	807
2026	750
Thereafter	4,582
Total	$ 7,289